2. Investment Securities (Details 1)	Dec. 31, 2015 USD ($)
Available for sale Securities
Amortized Cost
Due in one year or less, Amortized Cost	$ 3,077,544
Due from one to five years, Amortized Cost	12,482,515
Due from five to ten years	245,000
Agency MBS	10,734,121
Amortization Cost of Debt	26,539,180
Fair Value
Due in one year or less, fair value	3,086,317
Due from one to five years, fair value	12,474,599
Due from five to ten years	245,000
Agency MBS	10,664,484
Fair value of debt	26,470,400
Held to maturity Securities
Amortized Cost
Due in one year or less, Amortized Cost	27,731,133
Due from one to five years, Amortized Cost	4,015,553
Due from five to ten years	3,149,531
Due after ten years, Amortized Cost	8,458,202
Amortization Cost of Debt	43,354,419
Fair Value
Due in one year or less, fair value	27,731,000
Due from one to five years, fair value	4,213,000
Due from five to ten years	3,347,000
Due after ten years, fair value	8,852,000
Fair value of debt	$ 44,143,000